CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Receivables, allowances (in dollars)	$ 6.5	$ 7.6
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, authorized	3,000	3,000
Common Stock, issued	206.8	206.0